UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7720

Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Premium Income Municipal Fund (NCU)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.8% (4.6% of Total Investments)
$ 1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$ 1,356,240
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
230	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	215,163
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,995	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	2,903,742
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
1,350	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	818,397
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
6,075	Total Consumer Staples			5,293,542
	Education and Civic Organizations – 6.3% (4.2% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	65,563
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
45	5.000%, 11/01/21	11/15 at 100.00	A2	46,684
60	5.000%, 11/01/25	11/15 at 100.00	A2	60,733
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	1,049,328
	Trust 1065, 9.236%, 3/01/33 (IF)
2,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa3	2,021,340
	NPFG Insured
1,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	Aa1	1,649,685
	AMBAC Insured (UB)
4,787	Total Education and Civic Organizations			4,893,333
	Energy – 0.6% (0.4% of Total Investments)
500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	BBB	454,660
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 27.0% (18.0% of Total Investments)
4,090	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/10 at 100.00	N/R	2,707,989
	Hospital, Series 1993, 5.750%, 5/15/15
155	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	141,848
	Series 2006, 5.000%, 4/01/37
3,525	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	3,325,873
	5.250%, 11/15/46 (UB)
1,500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,505,790
	LLC, Series 2001A, 5.550%, 8/01/31
685	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	573,626
	of Central California, Series 2007, 5.250%, 2/01/46
377	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	384,188
	System, Trust 2554, 18.284%, 7/01/47 – FSA Insured (IF)
1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	10/17 at 100.00	A	845,230
	Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37
490	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	443,470
	Series 2006, 5.000%, 3/01/41
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	710,604
	Series 2001C, 5.250%, 8/01/31
1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	893,560
	Series 2007A, 4.750%, 4/01/33
3,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	3,217,530
	Project, Series 2009, 6.750%, 2/01/38

2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A	2,044,518
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,690	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	1,539,725
	2005A, 5.000%, 11/15/43
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	835,514
	2008A, 8.250%, 12/01/38
800	Sierra View Local Health Care District (Tulare County, California) Refunding Revenue Bonds,	2/10 at 100.00	A–	799,992
	Series 1998, 5.400%, 7/01/22
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	Aa2	888,230
	2007A, 4.500%, 5/15/37 – NPFG Insured
22,902	Total Health Care			20,857,687
	Housing/Single Family – 3.7% (2.4% of Total Investments)
2,500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	AA–	2,478,400
	5.500%, 8/01/38
160	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AA–	166,170
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
175	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/10 at 100.00	AA	175,175
	8/01/20 – NPFG Insured (Alternative Minimum Tax)
5	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	No Opt. Call	AAA	5,104
	Family Mortgage Revenue Bonds, Series 1996C, 7.500%, 8/01/27 (Alternative Minimum Tax)
2,840	Total Housing/Single Family			2,824,849
	Industrials – 0.6% (0.4% of Total Investments)
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	473,465
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Tax Obligation/General – 22.2% (14.8% of Total Investments)
1,500	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 – NPFG Insured	2/13 at 100.00	A	1,410,330
1,000	California, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A	948,070
4,000	California, General Obligation Veterans Welfare Bonds, Series 1999BR, 5.300%, 12/01/29	12/09 at 100.00	AA–	3,820,600
	(Alternative Minimum Tax)
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AAA	6,086,400
	5.000%, 6/01/29 – FSA Insured (UB)
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	A	3,344,520
	Bonds, Series 1997A, 6.150%, 8/01/15 – NPFG Insured
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA–	16,451
	5.250%, 8/01/22 – NPFG Insured
135	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	139,085
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa2	1,411,205
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
17,005	Total Tax Obligation/General			17,176,661
	Tax Obligation/Limited – 48.0% (32.0% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	BBB–	990,200
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 – AMBAC Insured	12/13 at 100.00	AA–	1,753,579
1,865	5.000%, 12/01/24 – AMBAC Insured	12/13 at 100.00	AA–	1,918,208
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	5/10 at 101.00	A–	5,982,216
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A–	979,710
	2009G-1, 5.750%, 10/01/30
535	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	A1	583,385
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	159,799
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
500	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	BBB	427,610
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured

4,350	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	3,599,060
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
75	5.000%, 9/01/26	9/16 at 100.00	N/R	65,625
175	5.125%, 9/01/36	9/16 at 100.00	N/R	143,889
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	8/11 at 100.00	A	3,288,530
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – NPFG Insured
310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	266,089
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AA–	1,955,600
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%,	8/15 at 100.00	A	2,817,045
	8/01/35 – NPFG Insured
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	135,154
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	187,350
	8/01/25 – AMBAC Insured
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	1,583,040
	5.400%, 11/01/20 – NPFG Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	A	3,166,080
	5.400%, 11/01/20
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA–	2,082,420
	Improvement Projects, Series 2009A, 5.200%, 4/01/26
	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 1998:
1,500	5.800%, 9/01/18	3/10 at 100.50	Baa3	1,510,275
1,000	5.800%, 9/01/27	3/10 at 100.50	Baa3	1,000,330
325	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R	294,356
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
2,050	Santa Barbara County, California, Certificates of Participation, Series 2001, 5.250%,	12/11 at 102.00	AA+	2,209,142
	12/01/19 – AMBAC Insured
38,040	Total Tax Obligation/Limited			37,098,692
	Transportation – 3.5% (2.4% of Total Investments)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	796,076
	2006F, 5.000%, 4/01/31 (UB)
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	242,088
	2008, Trust 3211, 13.319%, 4/01/39 (IF)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	1,691,760
	1995A, 5.000%, 1/01/35
3,000	Total Transportation			2,729,924
	U.S. Guaranteed – 16.3% (10.9% of Total Investments) (4)
2,250	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	2,509,515
	5/01/18 (Pre-refunded 5/01/12)
3,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	3,578,100
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – FSA Insured (ETM)
370	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	A1 (4)	430,843
	(Pre-refunded 7/01/14)
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	4,030,853
	5.250%, 2/01/21 (Pre-refunded 8/01/13) – FGIC Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/21	7/10 at 100.00	A (4)	2,063,600
	(Pre-refunded 7/01/10) – NPFG Insured
11,115	Total U.S. Guaranteed			12,612,911
	Utilities – 8.0% (5.3% of Total Investments)
890	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	805,539
	2007A, 5.500%, 11/15/37
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	294,781
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	260,579
	9/01/31 – SYNCORA GTY Insured

4,580	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,790,314
	2002Q, 5.250%, 8/15/20 – FSA Insured
6,040	Total Utilities			6,151,213
	Water and Sewer – 6.9% (4.6% of Total Investments)
1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 –	6/14 at 100.00	AA+	1,170,934
	AMBAC Insured
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	198,001
	5.000%, 4/01/36 – NPFG Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	757,502
	Bond Trust 09-8B, 17.387%, 7/01/35 (IF)
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/19 at 100.00	AAA	1,470,270
	Bond Trust 11782-1, 17.411%, 8/15/41 (IF)
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	1,712,861
	Project, Series 2003, 5.500%, 7/01/33
5,295	Total Water and Sewer			5,309,568
$ 118,099	Total Investments (cost $115,919,810) – 149.9%			115,876,505
	Floating Rate Obligations – (8.6)%			(6,650,000)
	Other Assets Less Liabilities – 3.2%			2,443,345
	Auction Rate Preferred Shares, at Liquidation Value – (44.5)% (5)			(34,375,000)
	Net Assets Applicable to Common Shares – 100%			$ 77,294,850

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$115,876,505	$ —	$115,876,505

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $109,178,969.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 4,378,265
Depreciation	(4,334,006)
Net unrealized appreciation (depreciation) of investments	$ 44,259

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Premium Income Municipal Fund

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010